UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 1999

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):

                                [_] is a restatement.
                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:      Thomas W. Smith
     Address:   323 Railroad Avenue    Greenwich      CT        06830
                (Street)               (City)       (State)     (Zip)

     Form 13F File Number:  28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:    Thomas W. Smith
         Title:   Investment Manager
         Phone:   203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

May 22, 2000
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                                   Report Summary:


         Number of Other Included Managers:             1

         Form 13F Information Table Entry Total:        7

         Form 13F Information Table Value Total:        $151,389   (thousands)


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
---              -----------------                           ----
01               28-3444                                     Thomas N. Tryforos

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER           VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE      SHARED       NONE
   --------------        --------------    -----     --------  -------   ---  ----  -------   --------   ----      ------       ----
WHOLE FOOD MARKET, INC.       COM        9668371068     5264     113500  SH          SOLE                113500
WHOLE FOOD MARKET, INC.       COM        9668371068    48790    1052070  SH          OTHER      01      1052070
AMERICAN POWER CONV. CORP.    COM        290661075      2292      86915  SH          SOLE                 86915
AMERICAN POWER CONV. CORP.    COM        290661075     46338    1756900  SH          OTHER      01      1756900
KEANE INC.                    COM        4866651023      979      30470  SH          SOLE                 30470
KEANE INC.                    COM        4866651023    35010    1089800  SH          OTHER      01      1089800
AIRGAS, INC.                  COM        9363102       12716    1338495  SH          OTHER      01      1338495